FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	As of December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,921	$-	$64,921
Foreign currency derivative contracts	-	401	-	401

Total financial assets	$-	$65,322	$-	$65,322

	As of December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$54,271	$-	$54,271
Foreign currency derivative contracts	-	(899)	-	(899)

Total financial assets	$-	$53,372	$-	$53,372